GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment information and revenues from principal customers:
Revenues	$ 2,390	$ 3,528	$ 4,670	$ 6,769
Customer A [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	368	1,526	539	2,024
Customer B [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	623	424	1,160	756
Customer C [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	296	238	729	824
Customer D [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	5	47	18	704
Customer E [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	619	945	811	1,351
India [Member]
Segment information and revenues from principal customers:
Revenues		72		210
Europe [Member]
Segment information and revenues from principal customers:
Revenues	739	1,303	995	2,413
Latin America [Member]
Segment information and revenues from principal customers:
Revenues	667	459	1,706	882
Japan [Member]
Segment information and revenues from principal customers:
Revenues	374	1,574	557	2,728
Scandinavia [Member]
Segment information and revenues from principal customers:
Revenues	296		729
Other [Member]
Segment information and revenues from principal customers:
Revenues	$ 314	$ 120	$ 683	$ 536